Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Balances and changes in property, plant, and equipment
Balances and changes in PP&E are as follows:

	Weighted average useful life (years)	Balance on 12/31/2018	Additions	Depreciation	Transfer (i)	Write- offs and disposals	Effect of foreign currency exchange rate variation	Oxiteno Andina (*)	Balance on 12/31/2019

Cost:
Land	—	620,879	43,420	—	4,785	(2,017)	1,059	(261)	667,865
Buildings	32	1,801,073	18,117	—	105,861	(4,339)	7,023	(1,789)	1,925,946
Leasehold improvements	10	1,015,640	19,191	—	129,234	(42,552)	15	—	1,121,528
Machinery and equipment	13	5,219,256	131,831	—	365,953	(4,967)	9,596	(13,948)	5,707,721
Automotive fuel/lubricant distribution equipment and facilities	14	2,864,333	103,288	—	81,038	(57,187)	—	—	2,991,472
LPG tanks and bottles	10	743,016	65,351	—	(6,993)	(45,914)	—	—	755,460
Vehicles	7	308,756	24,686	—	7,564	(20,353)	(394)	(98)	320,161
Furniture and utensils	9	279,016	15,009	—	4,399	(2,665)	198	(353)	295,604
Construction in progress	—	922,799	591,525	—	(695,301)	(108)	8,344	(173)	827,086
Advances to suppliers	—	14,088	7,378	—	(8,921)	—	(1)	—	12,544
Imports in progress	—	41	9,513	—	(9,304)	—	—	—	250
IT equipment	5	395,063	21,771	—	872	(5,249)	352	—	412,809

		14,183,960	1,051,080	—	(20,813)	(185,351)	26,192	(16,622)	15,038,446

Accumulated depreciation:
Buildings		(743,117)	—	(58,158)	187	4,681	893	1,679	(793,835)
Leasehold improvements		(558,042)	—	(84,664)	2,040	26,291	(4)	—	(614,379)
Machinery and equipment		(2,969,209)	—	(298,767)	2,983	3,510	16,340	13,516	(3,231,627)
Automotive fuel/lubricant distribution equipment and facilities		(1,657,608)	—	(159,961)	—	50,691	—	—	(1,766,878)
LPG tanks and bottles		(401,056)	—	(57,890)	4,467	28,925	—	—	(425,554)
Vehicles		(123,650)	—	(27,106)	28	11,274	311	98	(139,045)
Furniture and utensils		(155,339)	—	(18,944)	(12)	2,280	204	336	(171,475)
IT equipment		(288,083)	—	(34,782)	50	5,061	(309)	—	(318,063)

		(6,896,104)	—	(740,272)	9,743	132,713	17,435	15,629	(7,460,856)

	Balance on 12/31/2018	Additions	Depreciation	Transfer (i)	Write- offs and disposals	Effect of foreign currency exchange rate variation	Oxiteno Andina (*)	Balance on 12/31/2019
Provision for losses:
Advances to suppliers	(83)	(27)	—	—	—	—	—	(110)
Buildings	(306)		—	—	—	—	306	0
Land	(827)	—	—	—	—	—	681	(146)
Leasehold improvements	(1,385)	(1,528)	—	—	111	1,203	—	(1,599)
Machinery and equipment	(6,117)	—	—	—	769	1,138	1,335	(2,875)
Automotive fuel/lubricant distribution equipment and facilities	(165)	—	—	—	67	—	—	(98)
Construction in progress	(38)	—	—	—	—	—	38	0
Furniture and utensils	(70)	—	—	—	1	—	69	0

	(8,991)	(1,555)	—	—	948	2,341	2,429	(4,828)

Net amount	7,278,865	1,049,525	(740,272)	(11,070)	(51,690)	45,968	1,436	7,572,762

(*) Refers to the asset write-offs of Oxiteno Andina (see Note 3.b.3).

	Weighted average useful life (years)	Balance on 12/31/2017	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate	Balance acquisition TEAS (ii)	Balance on 12/31/2018
Cost:
Land	—	576,642	3,994	—	9,261	(895)	(1,238)	33,115	620,879
Buildings	32	1,637,871	7,041	—	151,937	(2,929)	(10,914)	18,067	1,801,073
Leasehold improvements	8	912,555	11,931	—	103,371	(12,273)	56	—	1,015,640
Machinery and equipment	13	4,721,931	115,171	—	588,696	(4,895)	(261,955)	60,308	5,219,256
Automotive fuel/lubricant distribution equipment and facilities	13	2,729,522	98,478	—	98,573	(62,240)	—	—	2,864,333
LPG tanks and bottles	8	692,856	78,995	—	2,552	(31,387)	—	—	743,016
Vehicles	6	287,295	29,141	—	18,061	(23,996)	(1,745)	—	308,756
Furniture and utensils	8	265,909	18,417	—	6,078	(863)	(10,570)	45	279,016
Construction in progress	—	929,000	796,909	—	(883,994)	(578)	81,462	—	922,799
Advances to suppliers	—	112,167	6,317	—	(100,233)	—	(4,163)	—	14,088
Imports in progress	—	786	699	—	(1,446)	—	2	—	41
IT equipment	5	352,986	34,921	—	7,942	(1,953)	1,161	6	395,063

		13,219,520	1,202,014	—	798	(142,009)	(207,904)	111,541	14,183,960

	Weighted average useful life (years)	Balance on 12/31/2017	Additions		Depreciation	Transfer (i)	Write- offs and disposals	Effect of foreign currency exchange rate variation	Balance acquisition TEAS (ii)	Balance on 12/31/2018
Accumulated depreciation:
Buildings		(724,408)	—		(53,462)	10,046	2,608	26,533	(4,434)	(743,117)
Leasehold improvements		(475,651)	—		(83,208)	(4,574)	5,398	(7)	—	(558,042)
Machinery and equipment		(2,980,166)	—		(271,867)	1,143	3,449	288,461	(10,229)	(2,969,209)
Automotive fuel/lubricant distribution equipment and facilities		(1,545,806)	—		(162,815)	(7,232)	58,245	—	—	(1,657,608)
LPG tanks and bottles		(328,384)	—		(88,308)	(2,347)	17,983	—	—	(401,056)
Vehicles		(112,200)	—		(28,792)	498	15,002	1,842	—	(123,650)
Furniture and utensils		(148,575)	—		(18,482)	(292)	513	11,517	(20)	(155,339)
IT equipment		(260,859)	—		(30,659)	2,702	1,819	(1,080)	(6)	(288,083)

		(6,576,049)	—		(737,593)	(56)	105,017	327,266	(14,689)	(6,896,104)

Provision for losses:
Advances to suppliers		(83)	—		—	—	—	—	—	(83)
Buildings		—	(306	) (*)	—	—	—	—	—	(306)
Land		(104)	(723	) (*)	—	—	—	—	—	(827)
Leasehold improvements		(564)	(733)		—	—	2	(90)	—	(1,385)
Machinery and equipment		(4,724)	(1,532	) (*)	—	—	444	(305)	—	(6,117)
Automotive fuel/lubricant distribution equipment and facilities		(169)	—		—	—	4	—	—	(165)
Construction in progress		—	(38	) (*)	—	—	—	—	—	(38)
Furniture and utensils		(1)	(69	) (*)	—	—	—	—	—	(70)

		(5,645)	(3,401)		—	—	450	(395)	—	(8,991)

Net amount		6,637,826	1,198,613		(737,593)	742	(36,542)	118,967	96,852	7,278,865

(i) Refers to amounts transferred to intangible assets, inventories and right to use assets as from 2019.
(ii) See Note 3.c.

	Weighted average useful life (years)	Balance on 1/1/2017	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Opening balance CBLSA	Balance on 12/31/2017
Cost:
Land	—	520,575	4,319	—	16,039	(969)	4,574	32,104	576,642
Buildings	30	1,440,204	10,677	—	95,630	(12,409)	32,998	70,771	1,637,871
Leasehold improvements	9	796,521	13,819	—	116,698	(14,494)	11	—	912,555
Machinery and equipment	12	4,225,056	130,154	—	105,060	(16,069)	277,730	—	4,721,931
Automotive fuel/lubricant distribution equipment and facilities	13	2,429,079	131,134	—	78,568	(29,935)	—	120,676	2,729,522
LPG tanks and bottles	11	631,978	96,290	—	(1,149)	(34,263)	—	—	692,856
Vehicles	7	271,133	28,428	—	6,948	(21,055)	1,841	—	287,295
Furniture and utensils	9	204,550	35,078	—	10,775	(834)	10,756	5,584	265,909
Construction in progress	—	523,285	766,775	—	(386,198)	(4)	10,192	14,950	929,000
Advances to suppliers	—	96,423	61,536	—	(48,722)	—	2,930	—	112,167
Imports in progress	—	58	1,182	—	(450)	—	(4)	—	786
IT equipment	5	288,705	42,638	—	3,095	(1,081)	170	19,495	352,986

		11,427,567	1,322,030	—	(3,706)	(131,113)	341,198	263,544	13,219,520

Accumulated depreciation:
Buildings		(632,908)	—	(46,795)	130	5,535	(28,365)	(22,005)	(724,408)
Leasehold improvements		(412,449)	—	(71,660)	(166)	8,624	—	—	(475,651)
Machinery and equipment		(2,474,504)	—	(258,068)	(139)	10,174	(257,629)	—	(2,980,166)
Automotive fuel/lubricant distribution equipment and facilities		(1,383,069)	—	(144,884)	(29)	26,907	—	(44,731)	(1,545,806)
LPG tanks and bottles		(280,445)	—	(64,226)	130	16,157	—	—	(328,384)
Vehicles		(101,082)	—	(21,740)	80	12,365	(1,823)	—	(112,200)
Furniture and utensils		(120,747)	—	(15,128)	(9)	594	(9,275)	(4,010)	(148,575)
IT equipment		(220,421)	—	(24,481)	148	991	(121)	(16,975)	(260,859)

		(5,625,625)	—	(646,982)	145	81,347	(297,213)	(87,721)	(6,576,049)

	Balance on 1/1/2017	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Opening balance CBLSA	Balance on 12/31/2017
Provision for losses:
Advances to suppliers	(83)	—	—	—	—	—	—	(83)
Land	(197)	(104)	—	—	197	—	—	(104)
Leasehold improvements	(560)	(10)	—	—	14	(8)	—	(564)
Machinery and equipment	(4,347)	(397)	—	—	45	(25)	—	(4,724)
Automotive fuel/lubricant distribution equipment and facilities	(336)	—	—	—	167	—	—	(169)
Furniture and utensils	(1)	—	—	—	—	—	—	(1)

	(5,524)	(511)	—	—	423	(33)	—	(5,645)

Net amount	5,796,418	1,321,519	(646,982)	(3,561)	(49,343)	43,952	175,823	6,637,826

Construction in progress relates substantially to expansions, renovations, constructions and upgrade of industrial facilities, terminals, stores, service stations and distribution bases.

Summary of depreciation expenses in the financial statements
The depreciation expenses were recognized in the financial statements as shown below:

	2019	2018	2017
Inventories and cost of products and services sold	405,966	406,002	364,826
Selling and marketing	285,671	279,023	248,112
General and administrative	48,635	52,568	34,044

	740,272	737,593	646,982